SECURED CONVERTIBLE DEBENTURES (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	May 31, 2022	Jul. 10, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	May 02, 2022	May 31, 2020
Warrant exercise price										$ 0.03	$ 0.05
Aggregate debenture amount					$ 289,389
Derivative liability							$ 361,152	$ 2,121,000	$ 361,152
Debt discount					480,763			774,496
Debt and accrued interest							900,000	849,933	900,000
Gain (Loss) on Extinguishment of Debt			$ (326,230)		(873,040)			(1,056,732)
Accrued interest							$ 32,102	95,873	$ 32,102
Debentures [Member]
Interest expense								2,150,067
Convertible note payable								3,000,000
Convertible Notes Payable								$ 849,933
Convertible Secured Notes [Member]
Convertable securities								766,027,250
Secured Debentures [Member]
Debt conversion into stock					137,128
Interest expense					444,793
Interest expense			815,270		815,270			$ 2,150,067
Convertible note payable			900,000		900,000			3,000,000
Convertible Notes Payable			84,730		$ 84,730			849,933
Convertable securities					161,707,234
Accrued interest			4,767		$ 4,767			$ 54,110
Increase in accrued interest					77,785
Secured Debentures [Member] | Selling Stockholders [Member]
Debt conversion price	$ 0.03							$ 0.03
Debt description	The debentures bear interest at a rate of 8% per annum, secured by all of the tangible and intangible assets of the Company and are also convertible into shares of the Company’s common stock at a conversion price of $0.03 per share or 80% of the lowest daily volume weighted average price (“VWAP”) of Common Stock during the 10 trading days immediately preceding the conversion date							the weighted average (among the principal of the debentures) of 76.7% of the lowest VWAP of the Company’s common stock during the 15 trading days immediately preceding the conversion date, whichever is lower
Debt Instrument, Face Amount	$ 786,000							$ 5,758,000
Purchase of warrant	8,333,333							150,000,000
Warrant exercise price	$ 0.03							$ 0.03
Debt conversion into stock					$ 2,737,128
Shares issued upon conversion of debt					678,413,399
Aggregate debenture amount	$ 500,000							$ 4,500,000
Derivative liability	680,000							3,982,000
Fair value of warrant	81,000							1,581,000
Original issue discount	25,000							195,000
Debt discount	5,000							44,230
Financing costs	286,000							1,335,000
Aggregate principal amount			2,600,000		$ 2,600,000
Accrued interest			137,128		137,128
Fair value of debt insturment			5,859,165		5,859,165
Debt and accrued interest			2,737,128		2,737,128
Interest expense	$ 443,764		$ 1,354,280		1,354,280			$ 2,150,067
Conversion option derivatives					3,639,000
Gain (Loss) on Extinguishment of Debt					$ 873,040
Warrant, description								Fifty million of the warrants will expire on February 10, 2024 and 100,000,0000 of the warrants will expire on August 20, 2024. As a result of these issuances and grants, we incurred the following (a) derivative liability of $3,982,000 related to the conversion feature of the debentures; (b) relative fair value of the warrants granted of $1,581,000; and (c) and original issue discounts of $195,000 of the debentures for a total of $5,758,000, of which, $4,423,000 was accounted as debt discount and the remaining $1,335,000 as financing costs
Common Stock [Member]
Shares issued upon conversion of debt					678,413,399
Convertable securities		4,000,000	225,334,552	25,045,798	678,413,399	55,464,596			(140)
Twenty Twenty Securities Purchase Agreement [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term							3 years
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price							$ 5.00		$ 5.00
Debt conversion price							$ 0.05		0.05
Debt description							(i) the VWAP of the Common Stock is less than the 2020 Fixed Conversion Price, initially $0.05 per share, and (ii) there is no Equity Conditions failure. The Company must pay an amount equal to the principal amount being redeemed plus outstanding and accrued interest thereon, as well as a redemption premium equal to 15% of the outstanding principal amount being redeemed (the “Redemption Premium”)
Twenty Twenty Securities Purchase Agreement [Member] | Two Thousand Twenty Debentures [Member]
Debt conversion price							$ 0.05		$ 0.05
Conversion of Stock, Description							The 2020 Debentures are subject to a “conversion blocker” such that the Selling Stockholder cannot convert any portion of the 2020 Debentures that would result in the Selling Stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such conversion (excluding, for purposes of such determination, shares of the Common Stock issuable upon conversion of the 2020 Debentures or exercise of the 2020 Warrant that had not then been converted or exercised, respectively). The Selling Stockholder can increase that 4.99% “conversion blocker” to 9.99% upon at least 65 days’ prior written notice to the Company. The 2020 Debentures accrue interest at an annual rate equal to
Interest rate							8.00%		8.00%
Debt description							As previously discussed, the 2020 Debentures were secured by all tangible and intangible assets of the Company, bore interest at a rate of 8% per annum, matured in one year and were secured by the Company’s assets. The 2020 Debentures were also convertible to shares of the Company’s Common Stock at a conversion price of $0.05 per share or 80% of the lowest 15 daily volume weighted average price (VWAP), whichever is lower.
Debt Instrument, Face Amount							$ 1,000,000		$ 1,000,000
Warrant exercise price							$ 0.05		$ 0.05
Debt conversion into stock									$ 100,000
Shares issued upon conversion of debt									8,255,348
Note payable							$ 900,000		$ 900,000
Twenty Twenty Securities Purchase Agreement [Member] | Two Thousand Twenty Debentures [Member] | Maximum [Member]
Purchase of warrant							20,000,000		20,000,000
Twenty Twenty Securities Purchase Agreement [Member] | Common Stock [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable							20,000,000		20,000,000
Two Thousand Twenty One Securities Purchase Agreement [Member]
Debt conversion price								$ 0.03
Interest rate								8.00%
Debt description								the weighted average (of the outstanding principal of the debentures at January 1, 2021) of 76.7% of the lowest VWAP of the Company’s common stock during the 15 trading days immediately preceding the conversion date, whichever is lower. As of December 31, 2021, the weighted percentage was 75%.) As the ultimate determination of shares of common stock to be issued upon conversion of these debentures can exceed the current number of available authorized shares, the Company determined that the conversion features of these debentures are not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as a derivative liability (see Note 14).
Debt Instrument, Face Amount								$ 5,758,000
Purchase of warrant								150,000,000
Warrant exercise price								$ 0.03
Aggregate debenture amount								$ 4,500,000
Derivative liability								3,982,000
Fair value of warrant								1,581,000
Original issue discount								195,000
Debt discount								44,230
Financing costs								1,335,000
Interest expense								7,750
Two Thousand Twenty One Securities Purchase Agreement [Member] | Two Thousand Twenty Debentures [Member]
Debt conversion into stock								$ 2,484,401
Shares issued upon conversion of debt								201,301,365
Aggregate principal amount								$ 2,400,000
Accrued interest								82,000
Fair value of debt insturment								3,713,133
Debt and accrued interest								2,484,401
Interest expense								1,500,000
Debt fair value conversion, amount								3,713,133
Conversion option derivatives								1,672,000
Gain (Loss) on Extinguishment of Debt								$ 1,056,732